Prepaid Expenses and Other Tax Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current assets
Prepaid expenses	€ 844	€ 828
Other tax assets	241	244
Total	1,085	1,072
Other non-financial assets	€ 2,374	€ 2,139
Prepaid expenses and other tax assets as % of / Other non-financial assets	46.00%	50.00%
Non-current assets
Prepaid expenses	€ 386	€ 512
Other tax assets	33	49
Total	419	561
Other non-financial assets	€ 3,573	€ 3,580
Prepaid expenses and other tax assets as % of / Other non-financial assets	12.00%	16.00%
Total
Prepaid expenses	€ 1,230	€ 1,340
Other tax assets	274	293
Total	1,504	1,633
Other non-financial assets	€ 5,947	€ 5,719
Prepaid expenses and other tax assets as % of / Other non-financial assets	25.00%	29.00%